Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

Note 14 - Income taxes

	Year ended December 31,
	2025	2024	2023

Income tax expenses	$(72)	$(288)	$(110)
Deferred income tax benefit	1,574	261	250
	$1,502	$(27)	$140

Income is subject to tax in the various countries in which the Company operates.

The Company mainly conducts its operating business through its subsidiaries in Hong Kong.

Other than GCL, the subsidiaries incorporated in Hong Kong are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2025, 2024 and 2023. The provision for Hong Kong Profits Tax for GCL is calculated at 8.25% for first-tier rate and 16.5% for the second-tier rate of the estimated assessable profits for the years ended December 31, 2025, 2024 and 2023.

The subsidiaries incorporated in mainland China are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and are subject to 25% tax rate throughout the periods presented. According to the provisions of Ministry of Finance and State Taxation Administration Announcement [2022] No. 13, one of the PRC subsidiaries enjoy referential income tax policies for the small and low profit enterprises in 2025 and 2024.

The Income Tax Laws also impose a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2025, 2024 and 2023, no deferred tax liabilities have been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2025, 2024 and 2023. Total undistributed earnings of the Company’s PRC subsidiaries at December 31, 2025 were nil (December 31, 2024: nil).

Upon adoption of ASU 2023-09. Improvements to Income Tax Disclosures, as described in Note 2, Significant dccounting Policies, thereconciliation of the differences betveen the statutory income tax rate and the Group’s effective income tax rate for the year ended December 31, 2025 was as follows:

	Year ended December 31, 2025
	Amount	Percentage
Statutory income tax rate	$(6,176)	(21.0)%
Tax effect of permanent difference	1,764	6.0
Foreign tax effect in Hong Kong and other jurisdiction
Hong Kong
Statutory income tax rate difference between Hong Kong and the U.S.	875	3.0
Changes in valuation allowance	(31)	(0.2)
Other jurisdictions
Statutory income tax rate difference between other jurisdictions and the U.S.	68	0.2
Changes in valuation allowance	12	0.1
Tax effect of tax exempt in Cayman and BVI	1,986	6.8
Effective income taxes	$(1,502)	(5.1)%

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2024 and 2023:

	Year ended December 31,
	2024	2023
U.S. Statutory rates	21.0%	21.0%
Foreign income not recognized in the U.S.	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	5.1	7.7
Australia income taxes	0.1	0.2
Impact of tax rate in other jurisdictions	(15.8)	(2.1)
Tax effect of non-deductible expenses	11.1	1.6
Valuation allowance	(0.7)	—
Under provision in respect of prior years	—	0.1
Effective income taxes	0.2%	7.5%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Net operating loss carry-forward	$589	$681
Less: Valuation allowance	(589)	(681)
	$—	$—

Deferred tax liabilities
Intangible assets	$199	$223
Property, plant and equipment	3,230	4,780
Interest income	12	12
	$3,441	$5,015

The deferred income tax assets wholly relate to net tax loss carry forwards. The net operating loss carry forwards derived from the Company’s PRC entities, HK entities and Australia entity.

The net tax loss of the PRC entities, Hong Kong entities and Australia entity of $1,369 and $1,841 as of December 31, 2025 and 2024, respectively, available for offset against future profits may be carried forward indefinitely. Management believes that the Company will not realize these potential tax benefits as the Company’s operations in these PRC and Hong Kong entities will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.